FORMER BUSINESS ACTIVITY (Detail Textuals) - USD ($)	9 Months Ended	12 Months Ended
	Apr. 30, 2017	Jul. 31, 2017	Apr. 30, 2018
Former Business Activity [Line Items]
Payment to joint venture in cash for equity interest	$ 30,000	$ 30,000
Mineracao Batovi
Former Business Activity [Line Items]
Percentage of own minority interest			2.40%
Payment to joint venture in cash for equity interest	$ 30,000
Amount of asset acquired